Goodwill and Intangible Assets - Summary of Change in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 1,605,628	$ 1,614,157
Foreign currency translation adjustments	1	166
Disposition from divestiture		(8,695)
Acquisitions (see Note 5)	12,251
Ending balance	$ 1,617,880	$ 1,605,628